TEMPLETON FUNDS

Broward Financial Centre
500 East Broward Boulevard, Suite 2100
Fort Lauderdale, FL 33394-3091
Facsimile 954.847.2288
Telephone 954.527.7500

January 6, 2009

Filed Via EDGAR (CIK 0000225930)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Templeton Funds

File Nos. 2-60067 and 811-02781

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 6, 2009.

Very truly yours,

Templeton Funds

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Secretary

RCR:dac